Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
INCOME TAXES

NOTE 8. INCOME TAXES

At December 31, 2010, we had available for U.S. federal income tax reporting purposes, a net operating loss (NOL) carry forward for regular tax purposes of approximately $52 million which expires in varying amounts during the tax years 2011 through 2030. No provision for federal income tax expense or benefit is reflected on the statement of operations for the year ended December 31, 2010 because we are uncertain as to our ability to utilize our NOL in the future.

The NOL above includes $2.5 million of deductions for excess stock-based compensation. Excess stock-based compensation deductions represent stock-based compensation that have generated tax deductions that have not yet resulted in a cash tax benefit because the Company has NOL carryforwards. The Company plans to recognize the federal NOL tax assets associated with excess stock-based compensation tax deductions only when all other components of the federal NOL tax assets have been fully utilized. If and when the excess stock-based compensation related NOL tax assets are realized, the benefit will be credited directly to equity.

The following is a reconciliation of the reported amount of income tax expense (benefit) for the years ended December 31, 2010 and 2009, to the amount of income tax expense that would result from applying domestic federal statutory tax rates to pretax income:

	2010	2009
	(in thousands)
Statutory tax expense (benefit)	$(1,185)	$(2,398)
Change in valuation allowance
Net operating loss	823	2,234
Effect of permanent differences and other
Interest expense disallowed for tax	—	162
Effect of other permanent differences	21	2
Unrealized losses on convertible securities	$341	—

Total Tax Expense	$—	$—

The components of our deferred income taxes were as follows for the years ended December 31, 2010 and 2009:

	2010	2009
	(in thousands)
Deferred tax assets:
Net operating loss carryover	$17,706	$15,602
Capital loss carryover	77	77
Charitable contributions carryover	4	4
Share based compensation	5,516	5,024
Property and equipment	527	2,300

Deferred tax liabilities:
Property, equipment	—	—

Net deferred tax assets	23,830	23,007
Less valuation allowances	(23,830)	(23,007)

Net deferred tax	$—	$—

In June 2006, the FASB issued ASC 740 Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109. We adopted ASC 740 on January 1, 2007. Under ASC 740, tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than fifty percent likely to be realized upon ultimate settlement. Unrecognized tax benefits are tax benefits claimed in our tax returns that do not meet these recognition and measurement standards.

Upon the adoption of ASC 740, we had no liabilities for unrecognized tax benefits, and, as such, the adoption had no impact on our financial statements, and we have recorded no additional interest or penalties. The adoption of ASC 740 did not impact our effective tax rates.

Our policy is to recognize potential interest and penalties accrued related to unrecognized tax benefits within income tax expense. For the years ended December 31, 2010 and 2009, we did not recognize any interest or penalties in our consolidated condensed statement of operations, nor did we have any interest or penalties accrued in our consolidated condensed balance sheet at December 31, 2010 and 2009 relating to unrecognized tax benefits.

In May 2006, the Governor of Texas signed into law a Texas margin tax (H.B. No. 3) which restructures the state business tax by replacing the taxable capital and earned surplus components of the current franchise tax with a new “taxable margin” component. Specifically, we are subject to a new entity level tax on the portion of our total revenue (as that term is defined in the legislation) that is generated in Texas beginning in our tax year ending December 31, 2008. Specifically, the Texas margin tax is imposed at a maximum effective rate of 0.7% of our total revenue that is apportioned to Texas. The new tax had no material impact on our financial statements.

The tax years 2007-2010 remain open to examination for federal income tax purposes and by the other major taxing jurisdictions to which we are subject. The tax years 2006-2010 remain open for the Texas Franchise tax.